Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Current assets:
Cash and cash equivalents (including restricted cash and cash equivalents)	$ 101,573	$ 107,226
Accounts receivable, net of allowance for credit losses of $2,617 and $2,722, respectively	76,339	66,031
Inventories, net	225,022	216,937
Assets held for sale	3,681	15,653
Prepaid expenses and other current assets	37,379	28,067
Notes receivable - current	4,629	451
Total current assets	448,623	434,365
Deferred tax asset	443	401
Income tax receivable	2,382	20,041
Investments and other assets	13,396	14,982
Notes receivable - net of current	2,980	2,037
Property, plant and equipment, net	520,386	542,604
Right-of-use assets, finance lease, net	97,599	105,168
Right-of-use assets, operating lease, net	113,274	115,829
Intangible assets, net	1,011,115	1,085,397
Goodwill	635,117	628,884
Total assets	2,845,315	2,949,708
Current liabilities:
Accounts payable	74,725	79,129
Accrued expenses	110,493	102,188
Income tax payable	18,952	23,414
Lease liabilities, finance - current	11,684	10,995
Lease liabilities, operating - current	19,837	17,333
Notes payable - current	35,730	101,723
Contingent consideration liability - current	0	3,310
Deferred consideration liability - current	2,966	33,068
Financial obligations - current	7,238	7,208
Liabilities associated with assets held for sale	7,073	8,905
Other current liabilities	5,616	652
Total current liabilities	294,314	387,925
Deferred tax liability	212,002	244,773
Notes payable - net of current	512,922	466,897
Lease liabilities, finance - net of current	144,446	150,683
Lease liabilities, operating - net of current	102,346	106,192
Uncertain tax position	531,508	392,188
Contingent consideration liability - net of current	3,358	2,837
Deferred consideration liability - net of current	0	2,000
Financial obligations - net of current	202,901	201,687
Other long-term liabilities	1,237	1,133
Total liabilities	2,005,034	1,956,315
Commitments and contingencies
Temporary equity:
Redeemable non-controlling interest contingency	83,931	132,179
Shareholders’ equity:
Additional paid-in capital	2,345,402	2,237,468
Accumulated other comprehensive loss	(1,808)	(20,080)
Accumulated deficit	(1,587,244)	(1,356,174)
Total shareholders’ equity	756,350	861,214
Total liabilities, temporary equity and shareholders’ equity	$ 2,845,315	$ 2,949,708